OTHER CURRENT ASSETS (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
OTHER CURRENT ASSETS
Recoverable value-added taxes	$ 2,240,645		$ 2,603,043
Others	443,553		235,508
Less: provision for doubtful accounts	(17,746)	$ (7,078)	(6,678)	$ (6,874)
Other current assets	2,666,452		$ 2,831,873
Provision for expected credit losses of other current assets	$ 11,303	565
Reversed provision for doubtful accounts		$ 565